UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                      FORM 13F
                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment[ ]; Amendment Number:
					     ------------

This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.


Institutional Investment Manager Filing This Report:

			  Name:    Stevens First Principles Investment Advisors

     			  Address: 4100 Newport Place, Suite 720
               			   Newport Beach, CA 92660

			  13F File Number: 28-12317


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

	Name:		Steven Lee Yamshon
	Title:		Chief Compliance Officer
	Phone:		949-251-9333


Signature, Place, and Date of Signing:


/s/ Steven Lee Yamshon                 Newport Beach, CA      07/23/2008
-----------------------------------  ---------------------  -----------
[Signature]			           [Place]	      [Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Report Summary:

Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 160

Form 13F Information Table Value Total:  $85,416 (x1,000)


List of Other Included Managers:

No. 13F File Number		Name

			      FORM 13F INFORMATION TABLE - STEVENS FIRST PRINCIPLES INVESTMENT ADVISERS 06/30/08
                                                               VALUE SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000)PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

3M Co                                COM           88579Y101    548    7,872  SH        SOLE		       7,872
Abbott Laboratories                  COM	   002824100	185    3,500  SH	SOLE		       3,500
Alcoa Inc                            COM	   013817101	 29	 824  SH	SOLE			 824
Alexander & Baldwin Inc              COM	   014482103  2,591   56,873  SH	SOLE		      56,873
Altria Group Inc                     COM	   02209S103 	185    9,000  SH	SOLE		       9,000
American Vanguard Corp               COM	   030371108	100    8,165  SH	SOLE		       8,165
Amgen Inc                            COM	   031162100	  2	  40  SH	SOLE			  40
Anglo American Plc ADR               ADR           03485P201  2,123   59,899  SH	SOLE		      59,899
Apache Corp                          COM	   037411105	156    1,120  SH	SOLE		       1,120
Archer Daniels Midland Co            COM	   039483102	 88    2,600  SH	SOLE		       2,600
Art Technology Group Inc             COM	   04289L107 	 16    5,000  SH	SOLE		       5,000
Banco Latinoamericano de Exprtcns SA COM CL E	   P16994132  3,161  195,240  SH	SOLE		     195,240
Berkshire Hathaway Inc - A           COM CL A	   084670108	121	   1  SH	SOLE			   1
Berkshire Hathaway Inc - B           COM CL B	   084670207	 20	   5  SH	SOLE			   5
Black & Decker Corp                  COM           091797100	184    3,200  SH	SOLE		       3,200
BlackRock Insrd Mncpl Term Trust Inc COM	   092474105	  3	 260  SH	SOLE			 260
Bristol Myers Squibb Co              COM           110122108	 29    1,410  SH	SOLE		       1,410
Brookfield Infrastructure Prtnrs LP  LP INT UNIT   G16252101 	 20    1,000  SH	SOLE		       1,000
Cabot Oil & Gas Corp                 COM	   127097103	129    1,900  SH	SOLE		       1,900
Cadbury Plc Sponsored ADR            ADR	   12721E102  1,933   38,421  SH	SOLE		      38,421
California Water Service Group       COM	   130788102	588   17,935  SH	SOLE		      17,935
Canadian Pacific Railway Ltd         COM	   13645T100  2,068   31,261  SH	SOLE		      31,261
Canon Inc ADR                        COM	   138006309  2,500   48,824  SH	SOLE		      48,824
Central Fund of Canada Ltd           COM CL A	   153501101	 12	 950  SH	SOLE			 950
Chevron Corp                         COM	   166764100  2,206   22,256  SH	SOLE		      22,256
Cisco Systems Inc                    COM	   17275R102 	 13	 560  SH	SOLE			 560
Citigroup Inc                        COM	   172967101	 34    2,000  SH	SOLE		       2,000
Citigroup Inc			     CALL	   172967901	 55    3,300  CALL	SOLE		       3,300
Coca Cola Co                         COM	   191216100	  7	 140  SH	SOLE			 140
ConocoPhillips                       COM	   20825C104  1,235   13,085  SH	SOLE		      13,085
Consolidated Edison Inc              COM	   209115104	  8	 200  SH	SOLE			 200
Consolidated-Tomoka Land Co          COM	   210226106	 51    1,210  SH	SOLE		       1,210
Constellation Energy Group Inc       COM	   210371100	  2	  25  SH	SOLE			  25
Costco Wholesale Corp                COM	   22160K105 	  4	  50  SH	SOLE			  50
CSX Corporation                      COM	   126408103	  9	 150  SH	SOLE			 150
CurrencyShares Australian Dllr Trst  ETF	   23129U101 	 18	 190  SH	SOLE			 190
Curtiss-Wright Corp                  COM	   231561101	  4	  96  SH	SOLE			  96
Deere & Co                           COM	   244199105	188    2,600  SH	SOLE		       2,600
Devon Energy Corp                    COM	   25179M103 	108	 900  SH	SOLE			 900
Discovery Holding Co                 COM CL A	   25468Y107 	127    5,800  SH	SOLE		       5,800
Dr Pepper Snapple Group Inc          COM	   26138E109  1,281   61,077  SH	SOLE		      61,077
Edison International                 COM	   281020107	105    2,040  SH	SOLE		       2,040
EI du Pont de Nemours & Co           COM	   263534109  1,628   37,965  SH	SOLE		      37,965
El Paso Corp                         COM	   28336L109 	130    6,000  SH	SOLE		       6,000
Electronic Arts Inc                  COM	   285512109	  2	  40  SH	SOLE			  40
EMC Corp                             COM	   268648102	207   14,100  SH	SOLE		      14,100
EnCana Corp                          COM	   292505104	223    2,450  SH	SOLE		       2,450
Exxon Mobil Corp                     COM	   30231G102 	926   10,507  SH	SOLE		      10,507
Favrille Inc                         COM	   312088404	  4   53,270  SH	SOLE		      53,270
FirstEnergy Corp                     COM	   337932107	 18	 215  SH	SOLE			 215
Freeport-McMoRan Copper & Gold Inc   COM	   35671D857 	 94	 800  SH	SOLE			 800
FreightCar America Inc               COM	   357023100	209    5,895  SH	SOLE		       5,895
General Electric Co                  COM	   369604103	 13	 500  SH	SOLE			 500
Goldman Sachs Group Inc              COM	   38141G104 	 17	 100  SH	SOLE			 100
Google Inc                           COM CL A	   38259P508 	  2	   3  SH	SOLE			   3
Gorman Rupp Co                       COM	   383082104	233    5,849  SH	SOLE		       5,849
Harley-Davidson Inc                  COM	   412822108	187    5,170  SH	SOLE		       5,170
Home Depot Inc                       COM	   437076102	  4	 150  SH	SOLE			 150
Honda Motors Ltd		     ADR	   438128308	  9	 275  SH	SOLE			 275
Humana Inc                           COM	   444859102	  2	  50  SH	SOLE			  50
Ingersoll Rand Co Ltd		     COM CL A	   G4776G101	  7	 200  SH	SOLE			 200
Interpublic Group of Companies Inc   COM	   460690100	  2	 200  SH	SOLE			 200
Intrepid Potash Inc                  COM	   46121Y102  2,018   30,680  SH	SOLE		      30,680
iShares COMEX Gold Trust             ETF	   464285105  3,239   35,509  SH	SOLE		      35,509
iShares Dow Jones Transportation     ETF	   464287192	  4	  45  SH	SOLE			  45
iShares Dow Jones US Basic Materilas ETF	   464287838	  7	  85  SH	SOLE			  85
iShares Dow Jones US Consumer Goods  ETF	   464287812	  3	  50  SH	SOLE			  50
iShares Dow Jones US Consumer Srvcs  ETF	   464287580	  5	  85  SH	SOLE			  85
iShares Dow Jones US Energy Index    ETF	   464287796	  8	  50  SH	SOLE			  50
iShares Dow Jones US Healthcare Indx ETF	   464287762	  3	  45  SH	SOLE			  45
iShares Dow Jones US Real Estate     ETF	   464287739	  4	  70  SH	SOLE			  70
iShares iBoxx $ Corporate Bond Fund  ETF	   464287242	165    1,625  SH	SOLE		       1,625
iShares Lehman 1-3 Year Treasury     ETF	   464287457	521    6,286  SH	SOLE		       6,286
iShares MSCI Brazil Index            ETF	   464286400	  5	  55  SH	SOLE			  55
iShares MSCI Emerging Markets Index  ETF	   464287234	  3	  20  SH	SOLE			  20
iShares MSCI Mexico Index            ETF	   464286822	  3	  50  SH	SOLE			  50
iShares MSCI Singapore Index         ETF	   464286673	  3	 225  SH	SOLE			 225
iShares MSCI Taiwan Index            ETF	   464286731	  5	 350  SH	SOLE			 350
iShares Russell 2000 Value Index     ETF	   464287630	  3	  42  SH	SOLE			  42
iShares S&P NA Ntrl Rsrcs Sctr Indx  ETF	   464287374  6,991   45,621  SH	SOLE		      45,621
iShares Inc MSCI Switzerland	     ETF	   464286749	 13	 550  SH	SOLE			 550
ITT Corp                             COM	   450911102  3,172   50,090  SH	SOLE		      50,090
Johnson & Johnson                    COM	   478160104	 11	 175  SH	SOLE			 175
Kansas City Southern                 COM	   485170302	292    6,635  SH	SOLE		       6,635
Kimco Realty Corporation             COM	   49446R109 	 22	 640  SH	SOLE			 640
Liberty Global Inc - A               COM SER A	   530555101	 12	 380  SH	SOLE			 380
Liberty Global Inc - C               COM SER C	   530555309	 12	 380  SH	SOLE			 380
Liberty Media Corp                   ENT COM SER A 53071M500 	 44    1,800  SH	SOLE		       1,800
Liberty Media Corp - Capital         COM SER A	   53071M302 	  6	 450  SH	SOLE			 450
Liberty Media Corp - Interactive     COM SER C	   53071M104 	 33    2,250  SH	SOLE		       2,250
Lockheed Martin Corp                 COM	   539830109	 10	 100  SH	SOLE			 100
Lowe's Companies Inc                 COM	   548661107	207    9,965  SH	SOLE		       9,965
Lundin Mining Corp                   COM	   550372106	 79   13,000  SH	SOLE		      13,000
MannKind Corp                        COM	   56400P201 	  2	 590  SH	SOLE			 590
MBIA Inc                             COM	   55262C100 	 20    4,500  SH	SOLE		       4,500
Medco Health Solutions Inc           COM	   58405U102 	 16	 342  SH	SOLE			 342
Merrill Lynch & Co Inc               COM	   590188108	  2	  48  SH	SOLE			  48
Microsoft Corp                       COM	   594918104	  6	 205  SH	SOLE			 205
Morgan Stanley                       COM	   617446448	123    3,400  SH	SOLE		       3,400
Mueller Water Products Inc           COM SER A	   624758108	165   20,505  SH	SOLE		      20,505
Nabors Industries Ltd                COM	   G6359F103 	  2	  50  SH	SOLE			  50
National Fuel Gas                    COM	   636180101  2,397   40,306  SH	SOLE		      40,306
National-Oilwell Varco Inc           COM	   637071101	497    5,606  SH	SOLE		       5,606
Newmont Mining Corp                  COM	   651639106	845   16,195  SH	SOLE		      16,195
Norfolk Southern Corp                COM	   655844108	  3	  50  SH	SOLE			  50
Northrop Grumman Corp                COM	   666807102	  3	  46  SH	SOLE			  46
Northwest Pipe Co                    COM	   667746101	155    2,785  SH	SOLE		       2,785
Nuveen Municipal Value Fund          COM	   670928100	 12    1,200  SH	SOLE		       1,200
Pentair Inc                          COM	   709631105	 56    1,600  SH	SOLE		       1,600
PepsiCo Inc                          COM	   713448108	 30      465  SH	SOLE			 465
Peregrine Pharmaceuticals Inc        COM	   713661106	  3    8,000  SH	SOLE		       8,000
Pinnacle West Capital Corp           COM	   723484101  1,094   35,560  SH	SOLE		      35,560
Plum Creek Timber Company Inc        COM	   729251108  3,657   85,631  SH	SOLE		      85,631
PNC Financial Services Group Inc     COM	   693475105	147    2,580  SH	SOLE		       2,580
Pope Resources LP                    DPSTRY RCPT   732857107	577   17,832  SH	SOLE		      17,832
Potlatch Corp                        COM	   737628107  1,202   26,633  SH	SOLE		      26,633
PowerShares DB Agriculture Fund      ETF	   73936B408  4,007   98,510  SH	SOLE		      98,510
Powershares DB Commodity Index Fund  UNIT B INT	   73935S105	 12	 260  SH	SOLE			 260
PowerShares Water Resources          ETF	   73935X575  2,211  106,749  SH	SOLE		     106,749
Procter & Gamble Co                  COM	   742718109	 16	 260  SH	SOLE			 260
Quanta Svcs Inc                      COM	   74762E102	180    5,400  SH	SOLE		       5,400
Rayonier Inc                         COM	   754907103  3,482   82,004  SH	SOLE		      82,004
Raytheon Co                          COM	   755111507	200    3,561  SH	SOLE		       3,561
Reliance Steel & Aluminum Co         COM	   759509102	 39	 500  SH	SOLE			 500
SAIC Inc                             COM	   78390X101  2,711  130,280  SH	SOLE		     130,280
Schering Plough Corp                 COM	   806605101	158    8,000  SH	SOLE		       8,000
Seaboard Corp                        COM	   811543107	 62	  40  SH	SOLE			  40
Sirius Satellite Radio Inc           COM	   82966U103 	  7    3,500  SH	SOLE		       3,500
Sonoco Prods Co                      COM	   835495102	 43    1,400  SH	SOLE		       1,400
Southern Co                          COM	   842587107	 27	 775  SH	SOLE			 775
Southwestern Energy Co               COM	   845467109	105    2,200  SH	SOLE		       2,200
SPDR Gold Trust                      GOLD SHS DLTD 863307104  4,013   43,910  SH	SOLE		      43,910
SPDR S&P Emrgng Middle East & Africa ETF           78463X806 	  2	  25  SH	SOLE			  25
Spectra Energy Corp                  COM	   847560109  2,886  100,410  SH	SOLE		     100,410
Staples Inc                          COM	   855030102	 13	 540  SH	SOLE			 540
streetTRACKS SPDR Dividend ETF       ETF	   86330E760 	 13	 300  SH	SOLE			 300
Swiss Helvetia Fund Inc              COM	   870875101	  4	 283  SH	SOLE			 283
Taiwan Semiconductor		     ADR	   874039100	 21    1,965  SH	SOLE		       1,965
TECO Energy Inc                      COM	   872375100  1,843   85,755  SH	SOLE		      85,755
Tejon Ranch Co                       COM	   879080109	258    7,145  SH	SOLE		       7,145
Telefonica SA ADR                    ADR	   879382208	  2	  31  SH	SOLE			  31
THQ Inc                              COM	   872443403	 20    1,000  SH	SOLE		       1,000
Transocean Inc                       COM	   G90078109 	 36	 237  SH	SOLE			 237
Trinity Industries                   COM	   896522109	 83    2,400  SH	SOLE		       2,400
Unilever NV ADR                      ADR	   904784709	  2	  75  SH	SOLE			  75
Unilever Plc ADR                     ADR	   904767704  2,214   77,929  SH	SOLE		      77,929
United States Steel Corp             COM	   912909108	  6	  30  SH	SOLE			  30
United Utilities Plc ADR             ADR	   91311Q105 	760   27,823  SH	SOLE		      27,823
Universal Health Realty Income Trst  SH BEN INT	   91359E105	 15	 500  SH	SOLE			 500
Vanguard Value ETF                   ETF	   922908744	  6	 100  SH	SOLE			 100
Verizon Communications               COM	   92343V104 	 19	 525  SH	SOLE			 525
Viacom Inc - B                       COM	   92553P201 	980   32,100  SH	SOLE		      32,100
Visa Inc                             COM CL A	   92826C839 	 65	 800  SH	SOLE			 800
Walgreen Co                          COM	   931422109	  2	  50  SH	SOLE			  50
Wal-Mart Stores Inc                  COM	   931142103	118    2,100  SH	SOLE		       2,100
Western Union Co                     COM	   959802109  2,733  110,559  SH	SOLE		     110,559
Weyerhaeuser Co                      COM	   962166104  1,652   32,305  SH	SOLE		      32,305
Yahoo Inc			     COM	   984332106	  8	 400  SH	SOLE			 400
Yahoo Inc		             CALL	   984332906	269   13,000  CALL	SOLE		      13,000
Yamana Gold Inc                      COM	   98462Y100 	 33    2,000  SH	SOLE		       2,000